INITIAL PUBLIC OFFERING AND OVER - ALLOTMENT (Details) - $ / shares		6 Months Ended	12 Months Ended
	Jan. 14, 2022	Jun. 30, 2023	Dec. 31, 2022
Initial Public Offering and Over-Allotment
Number of units issued	11,500,000
Price per share	$ 10.10
IPO
Initial Public Offering and Over-Allotment
Number of units issued	10,000,000
Price per share	$ 10.00
Number of shares in a unit	1
Number of warrants in a unit	1
Number of shares issuable per warrant (in shares)	1
Exercise price of warrant	$ 11.50
Over-allotment Units
Initial Public Offering and Over-Allotment
Number of units issued	1,500,000	1,500,000	1,500,000
Price per share	$ 10.00